Summary of significant accounting policies (Details 1)	12 Months Ended
Dec. 31, 2021
Furniture, Fixtures and Office Equipment
Useful lives	3 to 5 years
Furniture, Fixtures and Office Equipment | ZHEJIANG TIANLAN
Useful lives	5 years, with 5% residual value
Motor Vehicles
Useful lives	4 years
Motor Vehicles | ZHEJIANG TIANLAN
Useful lives	5 years, with 5% residual value
Testing Equipment
Useful lives	3 years
Office Premises
Useful lives	47 to 51 years
Land Use Right | ZHEJIANG TIANLAN
Useful lives	Over terms of the leases
Plant and Machineries | ZHEJIANG TIANLAN
Useful lives	5 to 10 years, with 5% residual value
Buildings and Leasehold Improvements | ZHEJIANG TIANLAN
Useful lives	11 to 50 years, with 5% residual value